Deferred revenue	3 Months Ended
Nov. 30, 2024
Deferred Revenue
Deferred revenue

9.	Deferred revenue

On August 11, 2022, the Company entered into a $5 million prepaid Gold Doré Purchase Agreement (“Agreement”) with OCIM Metals and Mining S.A. The Agreement requires funds to be made available to the Company in two tranches. On July 11, 2023, the Company drew $1.0 million from the second tranche of the Agreement in exchange for delivering 46.4 ounces of gold per month, commencing October 2023, for a total of 603 ounces of gold over 13 months. During November 2023, the Company fully settled $2.5 million drawn on the first tranche of the Agreement. On September 26, 2023, the Company drew an additional $0.5 million from the second tranche of the Agreement in exchange for delivering 23.5 ounces of gold per month, commencing December 2023, for a total of 305.4 ounces of gold over 13 months. On November 29, 2023, the Company drew an additional $1.0 million from the second tranche of the Agreement in exchange for delivering 44.1 ounces of gold per month, commencing February 2024, for a total of 573.2 ounces of gold over 13 months. On May 6, 2024, the Company amended the terms of the Agreement to allow for additional prepayments and drew $1.0 million in exchange for delivering 40.85 ounces of gold per month, commencing June 2024, for a total of 490.2 ounces of gold over 12 months. On October 30, 2024, the Company drew an additional $0.5 million in exchange for delivering 17 ounces of gold per month, commencing November 2024, for a total of 204 ounces of gold over 12 months.

Amount
As at August 31, 2024	$1,653
Drawdown	500
Accretion of deferred revenue (Note 21)	84
Revenue recognized	(915)
As at November 30, 2024	$1,322